Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2021 USD ($) ft²	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Operating Lease, Expense	$ 407,235	$ 396,066	$ 403,097
Operating Lease, Weighted Average Remaining Lease Term (Month)	35 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	5.00%
Operating Lease, Payments	$ 407,338	382,812
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	208,390	1,462,817
Finance Lease, Interest Expense	2,439
Finance Lease, Right-of-Use Asset, Amortization	$ 6,145
Lessee, Finance Lease, Remaining Lease Term (Month)	58 months
Lessee, Finance Lease, Discount Rate	4.75%
Finance Lease, Principal Payments	$ 5,777	(0)	$ (0)
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	206,482
Other Assets [Member]
Operating Lease, Right-of-Use Asset	1,028,639
Other Noncurrent Liabilities [Member]
Operating Lease, Right-of-Use Asset		1,265,194
Operating Lease, Liability, Noncurrent	729,753
Accounts Payable and Accrued Liabilities [Member]
Operating Lease, Liability, Current	385,463	332,329
Other Liabilities [Member]
Operating Lease, Liability, Noncurrent		$ 946,653
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	200,337
Finance Lease, Liability, Noncurrent	166,634
Accounts Payable and Accrued Liabilities, Current [Member]
Finance Lease, Liability, Current	$ 34,071
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property (Square Foot) | ft²	36,000
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract (Month)	60 months